Performance Management - Towle Value Fund	Jan. 31, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the average annual total returns of the Fund compare with the average annual total returns of the S&P 500, a broad-based securities market index. Performance is also shown for the Russell 2000 Value Index, an additional index included for comparative purposes, which more closely represents the investment exposure sought by the Fund. Updated performance information is available at the Fund’s website, www.towlefund.com, or by calling the Fund at 1-888-99TOWLE (1-888-998-6953). The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the average annual total returns of the Fund compare with the average annual total returns of the S&P 500, a broad-based securities market index.
Bar Chart [Heading]	Calendar-Year Total Returns (before taxes) For each calendar year at Net Asset Value per share (“NAV”)
Bar Chart Closing [Text Block]
Highest Calendar Quarter Return at NAV	39.69%	Quarter Ended 6/30/2020
Lowest Calendar Quarter Return at NAV	(49.19)%	Quarter Ended 3/31/2020

Performance Table Heading	Average Annual Total Returns for Periods Ended December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Availability Website Address [Text]	www.towlefund.com
Performance Availability Phone [Text]	1-888-99TOWLE (1-888-998-6953)
Towle Value Fund Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Calendar Quarter Return at NAV
Highest Quarterly Return	39.69%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Calendar Quarter Return at NAV
Lowest Quarterly Return	(49.19%)
Lowest Quarterly Return, Date	Mar. 31, 2020